COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 03, 2022	Nov. 30, 2023	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 10.10
Proceeds from issuance of IPO			$ 84,525,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Shares at Initial Public Offering, shares	8,625,000
Proceeds from issuance of IPO	$ 86,250,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Shares at Initial Public Offering, shares	1,125,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 11,250,000
Aggregate underwriting discount, price per shares		$ 0.20
Aggregate underwriting discount		$ 1,725,000
Underwriting deferred fee per share		$ 0.35
Underwriting deferred expense		$ 3,018,750